Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Grant Activity
Restricted share grant activity for the year ended December 31, 2023, and the six months ended June 30, 2024, was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Balance as of January 1, 2023	115,693	$10.16	1.04
Granted	47,829	12.45
Vested	(78,144)	10.16
Balance as of December 31, 2023	85,378	11.44	0.81
Granted	54,851	15.03
Vested	(41,944)	11.92
Balance as of June 30, 2024	98,285	$13.24	1.12

Schedule of Stock Option Activity
The movements in the outstanding share options during the year ended December 31, 2023, and the six months ended June 30, 2024, were as follows:

	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value[5]
Balance as of January 1, 2023	$320,856	$20.99	$—
Forfeited during the year	(35,875)	22.35	—
Issuance during the year	262,412	15.45	—
Balance as of December 31, 2023	547,393	18.25	53,100
Expired during the period	(143,538)	24.29	—
Balance as of June 30, 2024	$403,855	$16.10	$609,648